Note 2 - Accounting Policies and Statement of Compliance - Lease Liabilities (Details) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Commitments related to operating leases agreements		€ 769
Lease liabilities related to financial leases	€ 2,098
Lease extension (Building "Le Virage")	445
Discount effect	(46)
Exemption	0
Lease liabilities	€ 3,266